UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 7.3%					$132,735,979
(Cost $133,565,050)
U.S. Government 7.3%					132,735,979
U.S. Treasury
Bond	2.750	11-15-42		23,910,000	22,622,970
Bond	3.125	02-15-43		29,830,000	30,109,656
Bond	4.375	02-15-38		10,300,000	12,542,262
Note	2.000	11-15-26		11,350,000	10,834,373
Note	2.500	02-15-22		9,200,000	9,201,078
Note (A)	2.500	01-31-24		9,100,000	9,090,047

Note	3.125	11-15-28		37,070,000	38,335,593
Foreign government obligations 22.5%					$408,963,095
(Cost $452,198,884)
Australia 1.5%					27,373,933
Commonwealth of Australia	5.750	07-15-22	AUD	3,220,000	2,588,524
New South Wales Treasury Corp.	4.000	04-08-21	AUD	3,875,000	2,867,873
New South Wales Treasury Corp.	6.000	03-01-22	AUD	6,755,000	5,363,138
Queensland Treasury Corp.	5.500	06-21-21	AUD	5,810,000	4,449,056
Queensland Treasury Corp.	6.000	07-21-22	AUD	7,780,000	6,240,767
Western Australian Treasury Corp.	2.500	07-23-24	AUD	8,150,000	5,864,575
Austria 0.3%					5,313,263
Republic of Austria (B)	0.000	07-15-23	EUR	4,635,000	5,313,263
Brazil 2.3%					42,098,706
Federative Republic of Brazil	10.000	01-01-21	BRL	62,950,000	17,809,630
Federative Republic of Brazil	10.000	01-01-23	BRL	85,085,000	24,289,076
Canada 1.9%					35,262,596
Canada Housing Trust No. 1	2.350	06-15-23	CAD	9,500,000	7,291,744
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,542,052
Government of Canada	0.750	09-01-20	CAD	12,250,000	9,168,114
Government of Canada	1.250	11-01-19	CAD	6,000,000	4,543,440
Government of Canada	1.500	03-01-20	CAD	6,000,000	4,546,176
Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,171,070
Colombia 1.6%					28,552,212
Republic of Colombia	4.000	02-26-24		5,050,000	5,108,126
Republic of Colombia (A)	4.500	01-28-26		6,740,000	6,928,720
Republic of Colombia	7.000	09-11-19	COP	12,687,100,000	4,168,743
Republic of Colombia	7.000	05-04-22	COP	16,787,000,000	5,688,698
Republic of Colombia	11.000	07-24-20	COP	18,984,200,000	6,657,925
Finland 0.3%					4,990,305
Republic of Finland (B)	1.500	04-15-23	EUR	4,095,000	4,990,305
Hungary 1.0%					19,015,060
Republic of Hungary	6.250	01-29-20		9,305,000	9,579,879
Republic of Hungary	6.375	03-29-21		8,886,000	9,435,181
Indonesia 3.5%					63,898,020
Republic of Indonesia (B)	2.150	07-18-24	EUR	4,335,000	5,104,202
Republic of Indonesia	5.625	05-15-23	IDR	55,409,000,000	3,695,220
Republic of Indonesia (B)	5.875	01-15-24		1,450,000	1,575,634
Republic of Indonesia	6.125	05-15-28	IDR	132,782,000,000	8,403,753
Republic of Indonesia	6.625	05-15-33	IDR	89,412,000,000	5,547,008
Republic of Indonesia	7.000	05-15-22	IDR	83,766,000,000	5,924,684
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	7.000	05-15-27	IDR	71,144,000,000	$4,795,412
Republic of Indonesia	7.500	05-15-38	IDR	55,608,000,000	3,669,357
Republic of Indonesia	8.250	07-15-21	IDR	105,828,000,000	7,708,612
Republic of Indonesia	8.250	05-15-29	IDR	5,604,000,000	411,212
Republic of Indonesia	8.375	03-15-24	IDR	66,590,000,000	4,879,448
Republic of Indonesia	8.375	09-15-26	IDR	81,831,000,000	5,993,048
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,650,199
Republic of Indonesia	9.000	03-15-29	IDR	33,320,000,000	2,540,231
Ireland 2.0%					35,838,061
Republic of Ireland	3.400	03-18-24	EUR	12,243,000	16,273,431
Republic of Ireland	3.900	03-20-23	EUR	14,785,000	19,564,630
Malaysia 1.6%					28,259,132
Government of Malaysia	3.620	11-30-21	MYR	8,840,000	2,176,116
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,865,179
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,487,199
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,364,505
Government of Malaysia	3.899	11-16-27	MYR	12,709,000	3,099,515
Government of Malaysia	4.059	09-30-24	MYR	44,830,000	11,142,237
Government of Malaysia	4.160	07-15-21	MYR	12,538,000	3,124,381
New Zealand 0.8%					14,587,811
Dominion of New Zealand	3.000	04-15-20	NZD	2,135,000	1,474,553
Dominion of New Zealand	6.000	05-15-21	NZD	15,340,000	11,418,840
New Zealand Local Government Funding Agency	5.500	04-15-23	NZD	2,210,000	1,694,418
Norway 1.6%					28,539,900
Government of Norway (B)	2.000	05-24-23	NOK	59,645,000	7,164,956
Government of Norway (B)	3.750	05-25-21	NOK	101,810,000	12,568,177
Government of Norway (B)	4.500	05-22-19	NOK	74,821,000	8,806,767
Philippines 2.1%					38,465,500
Republic of Philippines	3.500	03-20-21	PHP	216,160,000	3,969,754
Republic of Philippines	3.500	04-21-23	PHP	255,450,000	4,464,255
Republic of Philippines	3.875	11-22-19	PHP	215,990,000	4,110,458
Republic of Philippines	4.250	04-11-20	PHP	93,330,000	1,768,192
Republic of Philippines	4.625	09-09-40	PHP	29,167,000	426,339
Republic of Philippines	4.950	01-15-21	PHP	164,760,000	3,179,244
Republic of Philippines	5.500	03-08-23	PHP	177,670,000	3,350,162
Republic of Philippines	6.250	01-14-36	PHP	252,000,000	5,091,647
Republic of Philippines	6.500	04-28-21	PHP	222,970,000	4,347,117
Republic of Philippines	8.000	07-19-31	PHP	356,645,000	7,758,332
Portugal 0.6%					10,733,806
Republic of Portugal (B)	3.850	04-15-21	EUR	4,275,000	5,285,953
Republic of Portugal (B)	5.125	10-15-24		5,110,000	5,447,853
Singapore 0.9%					17,203,812
Republic of Singapore	3.250	09-01-20	SGD	19,095,000	14,376,162
Republic of Singapore	3.375	09-01-33	SGD	3,470,000	2,827,650
Sweden 0.4%					6,559,927
Kingdom of Sweden (B)	0.125	04-24-23	EUR	5,710,000	6,559,927
United Kingdom 0.1%					2,271,051
Government of United Kingdom	3.750	09-07-20	GBP	1,640,000	2,271,051
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 42.0%					$763,459,479
(Cost $773,555,351)
Communication services 2.9%					53,368,900
Entertainment 0.3%
Netflix, Inc.	3.625	05-15-27	EUR	4,055,000	4,715,951
Netflix, Inc. (B)	6.375	05-15-29		1,125,000	1,194,964
Media 2.6%
CCO Holdings LLC (B)	5.000	02-01-28		5,440,000	5,236,000
CCO Holdings LLC (B)	5.125	05-01-27		3,920,000	3,846,500
CCO Holdings LLC	5.750	01-15-24		6,285,000	6,438,197
Charter Communications Operating LLC	5.750	04-01-48		5,880,000	5,884,755
CSC Holdings LLC (B)	5.375	02-01-28		7,417,000	7,287,203
CSC Holdings LLC (B)	5.500	04-15-27		3,850,000	3,869,250
CSC Holdings LLC (B)	6.500	02-01-29		3,055,000	3,196,324
DISH DBS Corp.	6.750	06-01-21		5,445,000	5,567,513
EMI Music Publishing Group North America Holdings, Inc. (B)	7.625	06-15-24		1,100,000	1,166,000
Lamar Media Corp.	5.000	05-01-23		1,491,000	1,517,093
Sinclair Television Group, Inc. (B)	5.625	08-01-24		3,415,000	3,449,150
Consumer discretionary 2.1%					38,674,976
Automobiles 0.2%
Ford Motor Company	6.625	10-01-28		3,306,000	3,377,933
Hotels, restaurants and leisure 1.6%
Hilton Domestic Operating Company, Inc. (B)	5.125	05-01-26		3,435,000	3,451,179
International Game Technology PLC (B)	6.500	02-15-25		6,815,000	7,249,456
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	4.750	06-01-27		2,350,000	2,314,045
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.000	06-01-24		3,145,000	3,185,193
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.250	06-01-26		3,686,000	3,757,029
New Red Finance, Inc. (B)	4.625	01-15-22		7,130,000	7,156,738
New Red Finance, Inc. (B)	5.000	10-15-25		2,700,000	2,618,325
Internet and direct marketing retail 0.3%
Expedia Group, Inc.	5.000	02-15-26		5,380,000	5,565,078
Consumer staples 2.0%					36,099,060
Beverages 0.8%
Constellation Brands, Inc.	4.250	05-01-23		4,990,000	5,139,398
Molson Coors Brewing Company	1.250	07-15-24	EUR	2,975,000	3,350,729
Molson Coors Brewing Company	3.000	07-15-26		5,830,000	5,349,325
Food and staples retailing 0.4%
Aramark Services, Inc. (B)	5.000	04-01-25		4,440,000	4,517,700
Aramark Services, Inc.	5.125	01-15-24		2,600,000	2,655,250
Food products 0.8%
Darling Global Finance BV (B)	3.625	05-15-26	EUR	500,000	584,933
Kraft Heinz Foods Company	3.950	07-15-25		5,570,000	5,512,022
Kraft Heinz Foods Company (B)	4.875	02-15-25		4,645,000	4,719,053
Post Holdings, Inc. (B)	5.500	03-01-25		4,260,000	4,270,650
Energy 5.9%					106,591,297
Energy equipment and services 0.1%
Schlumberger Holdings Corp. (B)	4.300	05-01-29		1,915,000	1,938,132
Oil, gas and consumable fuels 5.8%
Aker BP ASA (B)	5.875	03-31-25		7,150,000	7,329,823
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Antero Resources Corp.	5.625	06-01-23		154,000	$154,385
Blue Racer Midstream LLC (B)	6.125	11-15-22		2,415,000	2,448,206
Canadian Natural Resources, Ltd.	3.850	06-01-27		10,260,000	10,037,892
Chesapeake Energy Corp. (A)	8.000	06-15-27		5,075,000	5,026,026
Concho Resources, Inc.	4.300	08-15-28		5,070,000	5,110,343
ConocoPhillips Company	4.950	03-15-26		5,240,000	5,737,559
DCP Midstream Operating LP	5.375	07-15-25		7,360,000	7,654,400
Enbridge, Inc.	4.250	12-01-26		7,060,000	7,199,277
Enterprise Products Operating LLC	3.350	03-15-23		4,986,000	4,992,921
MPLX LP	4.800	02-15-29		1,845,000	1,891,449
Newfield Exploration Company	5.375	01-01-26		4,950,000	5,222,250
Newfield Exploration Company	5.625	07-01-24		5,220,000	5,582,138
Parsley Energy LLC (B)	5.625	10-15-27		6,670,000	6,603,300
Pertamina Persero PT (B)	4.300	05-20-23		4,970,000	5,011,132
Targa Resources Partners LP (B)	5.875	04-15-26		4,875,000	5,070,000
The Williams Companies, Inc.	3.700	01-15-23		5,160,000	5,155,490
The Williams Companies, Inc.	3.750	06-15-27		10,345,000	10,021,230
The Williams Companies, Inc.	4.550	06-24-24		4,255,000	4,405,344
Financials 15.3%					278,143,038
Banks 11.4%
Asian Development Bank	2.450	01-17-24	AUD	6,145,000	4,390,023
Asian Development Bank	4.625	03-06-19	NZD	12,245,000	8,340,078
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%)	3.004	12-20-23		4,057,000	4,004,250
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%)	3.974	02-07-30		4,565,000	4,580,380
Bank of Ireland Group PLC (B)	4.500	11-25-23		3,435,000	3,418,364
BankUnited, Inc.	4.875	11-17-25		793,000	808,606
BNG Bank NV	0.250	02-22-23	EUR	3,215,000	3,701,393
BNG Bank NV	0.250	06-07-24	EUR	3,150,000	3,608,698
European Bank for Reconstruction & Development	7.375	04-15-19	IDR	47,450,000,000	3,363,241
Inter-American Development Bank	2.125	11-09-20		4,500,000	4,460,225
Inter-American Development Bank	6.500	08-20-19	AUD	3,260,000	2,359,776
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	8,780,000	6,310,617
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	12,485,000	8,722,076
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	41,910,000	5,039,917
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	6,115,000	4,421,940
International Bank for Reconstruction & Development	7.400	08-20-21	IDR	21,280,000,000	1,501,280
International Bank for Reconstruction & Development	7.625	01-19-23		7,000,000	8,264,522
International Finance Corp.	2.800	08-15-22	AUD	6,505,000	4,712,839
International Finance Corp.	2.875	07-31-23		4,350,000	4,387,944
International Finance Corp.	3.625	05-20-20	NZD	6,195,000	4,299,724
JPMorgan Chase & Co.	2.550	10-29-20		7,520,000	7,470,492
JPMorgan Chase & Co.	2.750	06-23-20		8,200,000	8,178,669
JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,708,789
JPMorgan Chase & Co.	4.400	07-22-20		3,487,000	3,554,174
JPMorgan Chase & Co. (6.100% to 10-1-24, then 3 month LIBOR + 3.330%) (C)	6.100	10-01-24		2,253,000	2,340,304
KfW	0.000	09-15-23	EUR	1,675,000	1,911,134
KfW	0.375	03-15-23	EUR	2,415,000	2,803,082
KfW	2.125	08-15-23	EUR	4,370,000	5,461,635
KfW	2.625	04-12-21		2,360,000	2,359,755
KfW	2.750	09-08-20		5,000,000	5,008,455
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
KfW	3.750	05-29-20	NZD	4,485,000	$3,116,812
KfW	6.000	08-20-20	AUD	9,710,000	7,277,040
Landeskreditbank Baden-Wuerttemberg Foerderbank	3.875	05-29-19	NZD	5,225,000	3,572,803
Landwirtschaftliche Rentenbank	3.000	02-13-23	NZD	4,225,000	2,943,968
MB Financial Bank NA (4.000% to 12-1-22, then 3 month LIBOR + 1.873%)	4.000	12-01-27		5,210,000	5,056,270
Nordic Investment Bank	1.375	07-15-20	NOK	29,090,000	3,404,383
Realkredit Danmark A/S	2.000	04-01-19	DKK	63,735,000	9,732,512
Regions Bank	6.450	06-26-37		3,625,000	4,308,722
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (C)	5.050	06-15-22		4,095,000	4,011,257
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		3,500,000	3,543,750
The PNC Financial Services Group, Inc.	3.500	01-23-24		1,865,000	1,880,516
U.S. Bancorp	0.850	06-07-24	EUR	2,785,000	3,190,811
US Bank NA	3.000	02-04-21		6,550,000	6,565,426
Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,621,512
Wells Fargo & Company (3 month BBSW + 1.320%) (D)	3.394	07-27-21	AUD	4,745,000	3,394,187
Westpac Banking Corp.	7.250	02-11-20	AUD	5,000,000	3,708,536
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (C)	5.800	06-15-23		5,375,000	5,375,000
Capital markets 0.7%
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	4,250,000	3,172,732
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	2,940,391
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (D)	3.401	02-23-23		6,230,000	6,168,884
Consumer finance 0.1%
Discover Financial Services	4.100	02-09-27		2,795,000	2,720,007
Diversified financial services 2.0%
European Financial Stability Facility	0.125	10-17-23	EUR	5,555,000	6,359,039
European Financial Stability Facility	0.500	01-20-23	EUR	2,740,000	3,191,479
European Financial Stability Facility	1.875	05-23-23	EUR	3,530,000	4,344,222
European Stability Mechanism	0.125	04-22-24	EUR	4,410,000	5,034,436
Refinitiv US Holdings, Inc. (B)	6.250	05-15-26		6,925,000	6,994,250
Swiss Insured Brazil Power Finance Sarl (B)	9.850	07-16-32	BRL	40,880,000	11,294,118
Insurance 0.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		10,490,000	12,168,381
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750	08-15-23		6,290,000	6,559,212
Health care 2.7%					49,106,706
Health care equipment and supplies 0.1%
Abbott Laboratories	3.400	11-30-23		2,895,000	2,920,590
Health care providers and services 1.9%
CVS Health Corp.	4.100	03-25-25		5,015,000	5,083,717
CVS Health Corp.	5.050	03-25-48		6,955,000	6,891,825
HCA, Inc.	5.000	03-15-24		5,218,000	5,458,729
HCA, Inc.	5.250	04-15-25		5,040,000	5,340,827
HCA, Inc.	5.375	02-01-25		4,345,000	4,506,591
HCA, Inc.	7.500	02-15-22		6,650,000	7,290,063
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,923,556
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,957,447
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals 0.4%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	$2,101,176
Teva Pharmaceutical Finance Netherlands II BV	4.500	03-01-25	EUR	3,945,000	4,632,185
Industrials 2.4%					42,688,936
Aerospace and defense 0.4%
Lockheed Martin Corp.	3.100	01-15-23		2,955,000	2,955,972
TransDigm, Inc. (B)	6.250	03-15-26		4,770,000	4,889,250
Commercial services and supplies 0.2%
Cimpress NV (B)	7.000	06-15-26		3,670,000	3,495,675
Construction and engineering 0.4%
AECOM	5.125	03-15-27		3,658,000	3,470,528
HC2 Holdings, Inc. (B)	11.500	12-01-21		4,190,000	3,729,100
Professional services 0.3%
IHS Markit, Ltd.	4.125	08-01-23		5,605,000	5,616,210
Trading companies and distributors 0.9%
United Rentals North America, Inc.	4.625	07-15-23		4,200,000	4,280,850
United Rentals North America, Inc.	4.875	01-15-28		7,285,000	6,955,718
United Rentals North America, Inc.	5.500	05-15-27		3,955,000	3,955,000
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (B)	4.000	07-30-27		3,645,000	3,340,633
Information technology 3.3%					60,294,983
Communications equipment 0.5%
CommScope Finance LLC (B)	5.500	03-01-24		9,000,000	9,157,500
IT services 0.4%
Gartner, Inc. (B)	5.125	04-01-25		3,425,000	3,450,688
IBM Corp.	2.750	12-21-20	GBP	2,525,000	3,425,079
Semiconductors and semiconductor equipment 1.0%
Microchip Technology, Inc. (B)	3.922	06-01-21		4,655,000	4,639,211
Micron Technology, Inc.	5.327	02-06-29		6,835,000	6,847,592
NXP BV (B)	4.625	06-01-23		6,820,000	6,951,831
Software 0.4%
Citrix Systems, Inc.	4.500	12-01-27		3,455,000	3,311,130
VMware, Inc.	2.950	08-21-22		4,595,000	4,499,311
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	2.400	05-03-23		3,490,000	3,423,161
Dell International LLC (B)	8.100	07-15-36		5,500,000	6,263,108
Dell International LLC (B)	8.350	07-15-46		7,115,000	8,326,372
Materials 2.7%					48,422,057
Chemicals 0.2%
Ecolab, Inc.	1.000	01-15-24	EUR	2,135,000	2,483,568
Containers and packaging 2.5%
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,365,452
Ball Corp.	4.000	11-15-23		7,870,000	7,889,675
Ball Corp.	4.875	03-15-26		4,595,000	4,675,413
Ball Corp.	5.250	07-01-25		6,820,000	7,161,000
Crown Americas LLC	4.500	01-15-23		5,200,000	5,252,000
Crown Cork & Seal Company, Inc.	7.375	12-15-26		3,638,000	3,983,610
Sealed Air Corp. (B)	4.875	12-01-22		3,285,000	3,346,594
Sealed Air Corp. (B)	5.125	12-01-24		4,075,000	4,191,382
Sealed Air Corp. (B)	6.500	12-01-20		6,785,000	7,073,363
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Real estate 0.9%					$17,058,595
Equity real estate investment trusts 0.9%
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,668,445
American Tower Corp.	3.500	01-31-23		5,016,000	5,011,641
Crown Castle International Corp.	4.300	02-15-29		3,660,000	3,670,115
SBA Tower Trust (B)	3.448	03-15-23		6,751,000	6,708,394
Utilities 1.8%					33,010,931
Electric utilities 1.2%
E.ON International Finance BV	6.000	10-30-19	GBP	1,100,000	1,501,584
Emera US Finance LP	3.550	06-15-26		7,888,000	7,566,713
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76		1,695,000	1,754,325
FirstEnergy Transmission LLC (B)	4.350	01-15-25		8,090,000	8,238,020
Perusahaan Listrik Negara PT (B)	5.450	05-21-28		2,840,000	2,958,672
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	600,000	841,649
Independent power and renewable electricity producers 0.6%
Greenko Dutch BV (B)	5.250	07-24-24		4,285,000	4,019,330

The AES Corp.	4.500	03-15-23		6,085,000	6,130,638
Convertible bonds 1.2%					$21,943,614
(Cost $19,135,680)
Communication services 0.1%					2,370,564
Media 0.1%
DISH Network Corp.	3.375	08-15-26		2,760,000	2,370,564
Health care 0.7%					11,913,071
Health care providers and services 0.4%
Anthem, Inc.	2.750	10-15-42		1,555,000	6,538,814
Pharmaceuticals 0.3%
Bayer Capital Corp. BV (B)	5.625	11-22-19	EUR	5,600,000	5,374,257
Industrials 0.2%					3,055,798
Machinery 0.2%
Fortive Corp. (B)	0.875	02-15-22		2,940,000	3,055,798
Utilities 0.2%					4,604,181
Independent power and renewable electricity producers 0.2%

NRG Energy, Inc. (B)	2.750	06-01-48		4,125,000	4,604,181
Capital preferred securities 1.3%					$22,739,490
(Cost $23,361,394)
Financials 1.3%					22,739,490
Banks 1.3%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.807	04-01-19		12,943,000	10,095,540

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	04-01-19		13,035,000	12,643,950
Term loans (E) 0.4%					$7,688,506
(Cost $7,851,969)
Communication services 0.3%					5,230,528
Media 0.3%
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	4.989	01-15-26		5,270,000	5,230,528
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care 0.0%					$545,024
Health care providers and services 0.0%
Catalent Pharma Solutions, Inc., USD Term Loan B (1 month LIBOR + 2.250%)	4.743	05-20-24		547,268	545,024
Information technology 0.0%					38,924
Software 0.0%
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.743	04-16-25		39,107	38,924
Materials 0.1%					1,874,030
Containers and packaging 0.1%

Crown European Holdings SA, 2018 EUR Term Loan (1 month EURIBOR + 2.375%)	2.375	04-03-25	EUR	1,641,760	1,874,030
Collateralized mortgage obligations 11.1%					$202,627,926
(Cost $201,874,354)
Commercial and residential 10.8%					196,600,125
Angel Oak Mortgage Trust I LLC Series 2018-1, Class A1 (B)(F)	3.258	04-27-48		3,510,259	3,498,046
AOA Mortgage Trust Series 2015-1177, Class C (B)(F)	3.010	12-13-29		2,040,000	1,995,821
Arroyo Mortgage Trust
Series 2018-1, Class A1 (B)(F)	3.763	04-25-48		4,251,360	4,246,943
Series 2019-1, Class A1 (B)(F)	3.805	01-25-49		4,770,000	4,768,413
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F (B)(F)	3.596	04-14-33		2,820,000	2,694,492
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (B)(D)	3.339	09-15-34		5,370,000	5,345,767
BBCMS Mortgage Trust
Series 2015-STP, Class A (B)	3.323	09-10-28		3,968,668	3,979,957
Series 2017-DELC, Class B (1 month LIBOR + 1.030%) (B)(D)	3.519	08-15-36		4,965,000	4,915,313
Series 2018-TALL, Class C (1 month LIBOR + 1.121%) (B)(D)	3.610	03-15-37		5,650,000	5,596,906
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (B)(D)	4.926	03-15-37		4,950,000	4,925,182
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 12A3 (F)	4.218	01-25-35		1,695,434	1,702,014
Bear Stearns ALT-A Trust
Series 2004-8, Class 1A (1 month LIBOR + 0.700%) (D)	3.190	09-25-34		449,857	447,969
Series 2004-8, Class 2A (1 month LIBOR + 0.680%) (D)	3.170	09-25-34		1,393,962	1,385,932
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (B)(D)	3.739	07-15-35		7,305,000	7,293,476
BWAY Mortgage Trust Series 2013-1515, Class F (B)(F)	3.927	03-10-33		2,267,000	2,115,190
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(D)	3.810	03-15-37		2,625,000	2,611,821
BXP Trust Series 2017-GM, Class A (B)	3.379	06-13-39		4,642,000	4,592,024
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class C (1 month LIBOR + 1.450%) (B)(D)	3.959	12-15-37		8,260,000	8,285,845
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class B (1 month LIBOR + 0.970%) (B)(D)	3.459	07-15-32		4,730,000	4,720,849
CLNS Trust Series 2017-IKPR, Class B (1 month LIBOR + 1.000%) (B)(D)	3.517	06-11-32		3,555,000	3,540,461
Cold Storage Trust Series 2017-ICE3, Class A (1 month LIBOR + 1.000%) (B)(D)	3.489	04-15-36		3,950,000	3,939,984
COLT Mortgage Loan Trust Series 2018-2, Class A1 (B)(F)	3.470	07-27-48		2,542,063	2,533,969
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG) Series 2013-WWP, Class D (B)	3.898	03-10-31		3,725,000	3,868,074
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (B)	3.639	11-15-34		4,715,000	4,806,293
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
DBCG Mortgage Trust Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (B)(D)	3.189	06-15-34	3,585,000	$3,564,806
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	0.400	09-19-44	12,929,500	524,334
Series 2005-AR2, Class X2 IO	0.820	03-19-45	21,532,222	732,769
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (B)(F)	3.382	12-15-34	3,535,000	3,502,536
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (F)	5.692	07-10-38	1,094,795	1,097,325
GS Mortgage Securities Trust
Series 2017-FARM, Class A (B)(F)	3.541	01-10-43	3,550,000	3,513,209
Series 2018-CHLL, Class A (1 month LIBOR + 0.750%) (B)(D)	3.239	02-15-37	2,750,000	2,722,432
Series 2018-RIVR, Class C (1 month LIBOR + 1.250%) (B)(D)	3.739	07-15-35	2,860,000	2,858,664
Series 2018-RIVR, Class D (1 month LIBOR + 1.334%) (B)(D)	3.822	07-15-35	2,860,000	2,823,533
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5 (F)	4.431	09-25-35	2,094,052	2,114,085
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	0.545	05-19-35	7,783,108	353,997
Series 2007-3, Class ES IO (B)	0.350	05-19-47	20,403,101	356,732
Series 2007-4, Class ES IO	0.350	07-19-47	21,221,079	354,167
Series 2007-6, Class ES IO (B)	0.353	08-19-37	17,964,842	240,235
Hilton USA Trust
Series 2016-HHV, Class A (B)	3.719	11-05-38	1,450,000	1,450,377
Series 2016-HHV, Class B (B)(F)	4.194	11-05-38	2,185,000	2,226,299
Homestar Mortgage Acceptance Corp. Series 2004-6, Class M3 (1 month LIBOR + 1.100%) (D)	3.590	01-25-35	2,765,000	2,744,294
Hudson Yards Mortgage Trust Series 2016-10HY, Class A (B)	2.835	08-10-38	5,290,000	5,057,848
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10 (B)	4.155	08-05-34	5,500,000	5,486,773
IMT Trust Series 2017-APTS, Class DFL (1 month LIBOR + 1.550%) (B)(D)	4.039	06-15-34	4,970,000	4,943,697
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.107	10-25-36	28,103,898	1,021,942
Series 2005-AR18, Class 2X IO	0.689	10-25-36	29,388,591	289,548
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-UES, Class A (B)	2.933	09-05-32	4,100,000	4,091,594
Series 2016-NINE, Class A (B)(F)	2.854	10-06-38	4,655,000	4,474,825
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (B)(D)	3.399	06-15-35	2,750,000	2,743,923
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (F)	4.442	07-25-35	1,461,461	1,487,913
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (F)	4.212	12-25-34	627,569	626,893
Series 2005-A2, Class A2 (F)	4.293	02-25-35	993,237	1,023,543
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A (B)	2.200	09-13-31	6,860,000	6,728,536
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (B)(D)	3.489	11-15-34	1,955,000	1,926,878
New Residential Mortgage Loan Trust Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (B)(D)	3.990	06-25-57	2,729,389	2,770,666
Olympic Tower Mortgage Trust Series 2017-OT, Class A (B)	3.566	05-10-39	1,860,000	1,850,146
One Market Plaza Trust Series 2017-1MKT, Class A (B)	3.614	02-10-32	4,025,000	4,089,144
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (D)	2.800	11-25-35	876,656	868,610
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (B)(F)	4.388	01-05-43	3,995,000	3,241,581
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (B)(F)	3.793	03-25-48	3,224,276	3,237,350
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10, Class 2A (F)	4.385	08-25-34	2,410,202	$2,413,317
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (F)	4.368	12-25-33	1,009,043	1,000,459
WaMu Mortgage Pass Through Certificates
Series 2003-AR11, Class A6 (F)	4.306	10-25-33	2,011,382	2,029,587
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (D)	2.950	04-25-45	2,024,290	2,029,282
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class A (1 month LIBOR + 0.750%) (B)(D)	3.239	12-15-34	4,305,000	4,272,613
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (F)	4.974	12-25-34	699,839	712,413
Worldwide Plaza Trust Series 2017-WWP, Class A (B)	3.526	11-10-36	3,210,000	3,190,509
U.S. Government Agency 0.3%				6,027,801
Federal Home Loan Mortgage Corp. Series 2019-DNA1, Class M1 (1 month LIBOR + 0.900%) (B)(D)	3.390	01-25-49	2,540,000	2,544,703
Federal National Mortgage Association
Series 2014-C02, Class 1M1 (1 month LIBOR + 0.950%) (D)	3.440	05-25-24	282,094	282,178
Series 2016-C03, Class 1M1 (1 month LIBOR + 2.000%) (D)	4.490	10-25-28	2,040,435	2,056,501
Series 2016-C05, Class 2M1 (1 month LIBOR + 1.350%) (D)	3.840	01-25-29	493,142	493,637

Series 2016-C07, Class 2M1 (1 month LIBOR + 1.300%) (D)	3.790	05-25-29	650,141	650,782
Asset backed securities 4.6%				$83,433,583
(Cost $83,018,884)
Asset backed securities 4.6%				83,433,583
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (D)	2.951	05-25-36	7,494,996	7,388,382
Americredit Automobile Receivables Trust Series 2018-2, Class D	4.010	07-18-24	3,085,000	3,112,486
Coinstar Funding LLC Series 2017-1A, Class A2 (B)	5.216	04-25-47	6,238,875	6,270,011
DB Master Finance LLC
Series 2015-1A, Class A2II (B)	3.980	02-20-45	7,420,800	7,439,352
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,945,375	1,915,513
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (B)	4.474	10-25-45	3,758,713	3,822,235
Series 2017-1A, Class A2II (B)	3.082	07-25-47	1,848,845	1,809,021
EquiFirst Mortgage Loan Trust Series 2015-1, Class M2 (1 month LIBOR + 0.675%) (D)	3.165	04-25-35	1,551,223	1,552,120
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (B)	3.857	04-30-47	2,696,963	2,734,019
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (D)	2.860	10-25-35	2,546,981	2,519,726
Home Equity Asset Trust Series 2003-1, Class M1 (1 month LIBOR + 1.500%) (D)	4.010	06-25-33	961,997	966,827
Home Partners of America Trust Series 2018-1, Class A (1 month LIBOR + 0.900%) (B)(D)	3.381	07-17-37	3,363,729	3,353,537
MVW Owner Trust Series 2018-1A, Class A (B)	3.450	01-21-36	2,470,075	2,486,640
New Residential Mortgage LLC Series 2018-FNT2, Class A (B)	3.790	07-25-54	5,093,519	5,130,138
Santander Drive Auto Receivables Trust Series 2018-3, Class C	3.510	08-15-23	3,025,000	3,041,889
Store Master Funding I-VII Series 2018-1A, Class A1 (B)	3.960	10-20-48	4,071,763	4,140,512
Taco Bell Funding LLC Series 2016-1A, Class A23 (B)	4.970	05-25-46	6,582,750	6,812,488
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (B)	4.110	07-20-43	3,070,390	3,093,531
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Towd Point Mortgage Trust
Series 2017-2, Class A1 (B)(F)	2.750	04-25-57	2,347,242	$2,299,542
Series 2017-3, Class A1 (B)(F)	2.750	07-25-57	2,408,164	2,350,763
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	3.110	02-25-57	3,367,730	3,348,928
Series 2018-4, Class A1 (B)(F)	3.000	06-25-58	3,216,400	3,136,025
Verizon Owner Trust Series 2016-1A, Class A (B)	1.420	01-20-21	1,296,606	1,293,284
Wendy's Funding LLC
Series 2015-1A, Class A2II (B)	4.080	06-15-45	2,745,765	2,754,991
Series 2018-1A, Class A2I (B)	3.573	03-15-48	678,150	661,623

	Shares	Value
Common stocks 0.0%		$0
(Cost $3,539,176)
Communication services 0.0%		0
Media 0.0%

Vertis Holdings, Inc. (G)(H)	300,118	0
Preferred securities 4.8%		$88,128,411
(Cost $86,061,932)
Financials 2.5%		45,946,072
Banks 2.2%
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (B)(D)	18,420	13,446,600
U.S. Bancorp, 5.500%	195,700	5,019,705
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	180,125	4,926,419
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.807% (D)	11,257	8,887,289
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	4,218,596
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	154,280	4,588,287
Diversified financial services 0.3%
AMG Capital Trust II, 5.150%	95,045	4,859,176
Health care 0.4%		7,695,237
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.125%	124,700	7,695,237
Industrials 0.4%		6,929,516
Machinery 0.4%
Fortive Corp., 5.000%	6,665	6,929,516
Real estate 0.2%		3,933,461
Equity real estate investment trusts 0.2%
Crown Castle International Corp., 6.875%	3,545	3,933,461
Utilities 1.3%		23,624,125
Electric utilities 0.6%
NextEra Energy, Inc., 6.123%	189,525	11,526,911
Multi-utilities 0.7%
CenterPoint Energy, Inc., 7.000%	114,100	5,962,866
Dominion Energy, Inc., 6.750%	124,530	6,134,348

12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Contracts/ Notional amount	Value
Purchased options 0.0%		$209,599
(Cost $681,820)
Puts 0.0%		209,599
Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 74.50; Counterparty: Citibank N.A.) (H)(I)	46,805,000	209,599

	Yield (%)	Shares	Value
Securities lending collateral 0.8%			$15,142,418
(Cost $15,142,305)
John Hancock Collateral Trust (J)	2.5250(K)	1,513,167	15,142,418

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.4%				$6,357,000
(Cost $6,357,000)
U.S. Government Agency 0.1%				914,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	273,000	273,000
Federal Home Loan Bank Discount Note	2.260	03-01-19	641,000	641,000

	Par value^	Value
Repurchase agreement 0.3%		5,443,000
Barclays Tri-Party Repurchase Agreement dated 2-28-19 at 2.550% to be repurchased at $3,895,276 on 3-1-19, collateralized by $3,609,400 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $3,973,183, including interest)	3,895,000	3,895,000
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $1,548,056 on 3-1-19, collateralized by $1,580,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $1,580,000, including interest)	1,548,000	1,548,000

Total investments (Cost $1,806,343,799) 96.4%	$1,753,429,100
Other assets and liabilities, net 3.6%	64,966,815
Total net assets 100.0%	$1,818,395,915

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 2-28-19. The value of securities on loan amounted to $14,833,698.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $542,290,601 or 29.8% of the fund's net assets as of 2-28-19.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-28-19:
United States	63.7%
Supranational	5.1%
Indonesia	3.9%
Canada	3.5%
Brazil	2.3%
Ireland	2.2%
Philippines	2.1%
Germany	2.0%
Norway	2.0%
Netherlands	1.8%
Other countries	11.4%
TOTAL	100.0%
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	10,480,000	USD	7,439,614	Australia and New Zealand Banking Group	6/19/2019	$6,423	—
BRL	12,923,196	USD	3,405,391	Citibank N.A.	6/19/2019	7,822	—
BRL	14,935,000	USD	3,932,851	Goldman Sachs Bank USA	6/19/2019	11,711	—
BRL	6,882,181	USD	1,835,248	State Street Bank and Trust Company	6/19/2019	—	$(17,559)
CAD	3,625,000	USD	2,732,963	Royal Bank of Canada	6/19/2019	28,654	—
DKK	13,269,228	USD	2,026,801	Morgan Stanley Capital Services, Inc.	6/19/2019	15,583	—
EUR	8,961,745	USD	10,347,007	Citibank N.A.	6/19/2019	—	(61,839)
EUR	45,134,916	USD	51,618,007	Goldman Sachs Bank USA	6/19/2019	182,192	—
EUR	15,278,101	USD	17,481,657	Morgan Stanley Capital Services, Inc.	6/19/2019	52,632	—
EUR	8,937,543	USD	10,293,726	Standard Chartered Bank	6/19/2019	—	(36,334)
EUR	2,174,171	USD	2,495,179	State Street Bank and Trust Company	6/19/2019	61	—
MXN	76,856,250	USD	3,912,360	Goldman Sachs Bank USA	6/19/2019	9,765	—
MXN	34,856,560	USD	1,760,343	State Street Bank and Trust Company	6/19/2019	18,455	—
NOK	31,260,041	USD	3,679,860	JPMorgan Chase Bank N.A.	6/19/2019	—	(10,772)
NOK	21,706,466	USD	2,521,332	UBS AG	6/19/2019	26,423	—
NZD	3,066,947	USD	2,076,032	Australia and New Zealand Banking Group	6/19/2019	16,880	—
NZD	10,923,238	USD	7,480,179	National Australia Bank, Ltd.	6/19/2019	—	(26,063)
USD	68,942,309	AUD	95,127,349	Australia and New Zealand Banking Group	6/19/2019	1,354,353	—
USD	2,838,974	AUD	3,962,595	Morgan Stanley Capital Services, Inc.	6/19/2019	23,551	—
USD	35,480,263	BRL	131,842,885	State Street Bank and Trust Company	6/19/2019	658,549	—
USD	5,661,685	CAD	7,460,000	Canadian Imperial Bank of Commerce	6/19/2019	—	(21,534)
USD	3,670,054	CAD	4,802,660	Morgan Stanley Capital Services, Inc.	6/19/2019	11,265	—
USD	12,085,503	DKK	78,176,527	Morgan Stanley Capital Services, Inc.	6/19/2019	52,665	—
USD	23,690,271	EUR	20,674,168	Citibank N.A.	6/19/2019	—	(36,948)
USD	171,981,374	EUR	149,186,857	Morgan Stanley Capital Services, Inc.	6/19/2019	763,398	—
USD	5,733,131	MXN	111,712,810	State Street Bank and Trust Company	6/19/2019	32,206	—
USD	41,996,787	NOK	354,074,909	JPMorgan Chase Bank N.A.	6/19/2019	437,919	—
USD	65,721,858	NZD	95,156,671	Goldman Sachs Bank USA	6/19/2019	786,089	—
						$4,496,596	$(211,049)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total value at 2-28-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$132,735,979	—	$132,735,979	—
Foreign government obligations	408,963,095	—	408,963,095	—
Corporate bonds	763,459,479	—	763,459,479	—
Convertible bonds	21,943,614	—	21,943,614	—
Capital preferred securities	22,739,490	—	22,739,490	—
Term loans	7,688,506	—	7,688,506	—
Collateralized mortgage obligations	202,627,926	—	202,627,926	—
Asset backed securities	83,433,583	—	83,433,583	—
Preferred securities	88,128,411	$63,818,834	24,309,577	—
Purchased options	209,599	—	209,599	—
Securities lending collateral	15,142,418	15,142,418	—	—
Short-term investments	6,357,000	—	6,357,000	—
Total investments in securities	$1,753,429,100	$78,961,252	$1,674,467,848	—
Derivatives:
Assets
Forward foreign currency contracts	$4,496,596	—	$4,496,596	—
Liabilities
Forward foreign currency contracts	(211,049)	—	(211,049)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       16

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended February 28, 2019, the fund used purchased options to manage against anticipated changes in currency exchange rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	10,241,145	(8,727,978)	1,513,167	—	—	($1,045)	$113	$15,142,418

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       17

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	91Q3	02/19
This report is for the information of the shareholders of John Hancock Income Fund.		4/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2019